Document and Entity Information	Jul. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 13, 2023
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	50 Executive Parkway
Entity Address, Address Line Two	P.O. Box 2520
Entity Address, City or Town	Hudson
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	330
Local Phone Number	490-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, $1.25 par value per share
Trading Symbol	DBDQQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0000028823
Amendment Flag	false